Quarterly Report
July 31, 2020
MFS®  Multimarket Income Trust

Portfolio of Investments
7/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 121.6%
Aerospace – 2.4%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$1,108,000	$894,710
Bombardier, Inc., 7.875%, 4/15/2027 (n)		725,000	576,375
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		605,000	485,694
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025 (n)		324,000	359,974
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		290,000	321,213
L3Harris Technologies, Inc., 3.85%, 6/15/2023		600,000	653,605
Leonardo S.p.A., 2.375%, 1/08/2026	EUR	167,000	197,819
Lockheed Martin Corp., 2.8%, 6/15/2050		$679,000	765,524
Moog, Inc., 4.25%, 12/15/2027 (n)		1,265,000	1,293,197
TransDigm, Inc., 6.5%, 7/15/2024		635,000	636,588
TransDigm, Inc., 6.25%, 3/15/2026 (n)		1,327,000	1,399,985
TransDigm, Inc., 6.375%, 6/15/2026		605,000	593,118
TransDigm, Inc., 5.5%, 11/15/2027		1,060,000	1,005,622
			$9,183,424
Apparel Manufacturers – 0.1%
Tapestry, Inc., 4.125%, 7/15/2027		$511,000	$486,187
Asset-Backed & Securitized – 3.3%
AA Bond Co. Ltd., 2.75%, 7/31/2023	GBP	625,000	$770,286
Barclays Commercial Mortgage Securities LLC, 2020-C7, “XA”, 1.633%, 4/15/2053 (i)		$999,704	112,131
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.772% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)		877,806	903,043
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		145,449	146,526
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)		437,500	428,237
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)		100,000	101,152
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)		3,201,269	73,607
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052		2,000,000	2,239,897
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 1.971% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)		2,500,000	2,370,932
Lehman Brothers Commercial Conduit Mortgage Trust, 0.941%, 2/18/2030 (i)		49,930	0
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 1.175% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)		2,333,602	2,303,179
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.302% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)		350,000	343,000
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 3.025% (LIBOR - 1mo. + 2.85%), 7/15/2035		571,500	573,286
Morgan Stanley Capital I Trust, “2019-H7, ”A4“, 3.261%, 7/15/2052		1,289,610	1,460,564
Securitized Term Auto Receivable Trust, 2019-CRTA, ”B“, 2.453%, 3/25/2026 (n)		375,509	381,316
Securitized Term Auto Receivable Trust, 2019-CRTA, ”C“, 2.849%, 3/25/2026 (n)		481,459	489,802
			$12,696,958
Automotive – 2.9%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)		$675,000	$630,281
Adient U.S. LLC, 7%, 5/15/2026 (n)		60,000	64,350
Allison Transmission, Inc., 5%, 10/01/2024 (n)		1,470,000	1,498,297
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)		405,000	447,432
American Axle & Manufacturing, Inc., 6.25%, 3/15/2026		235,000	236,852
Conti Gummi Finance B.V., 1.125%, 9/25/2024	EUR	217,000	259,902
Continental AG, 2.5%, 8/26/2027		184,000	233,647
Dana, Inc., 5.5%, 12/15/2024		$95,000	97,138
Dana, Inc., 5.375%, 11/15/2027		513,000	540,702
Dana, Inc., 5.625%, 6/15/2028		176,000	184,800
Delphi Automotive PLC, 1.5%, 3/10/2025	EUR	625,000	757,511
Ferrari N.V., 1.5%, 5/27/2025		441,000	524,836
Fiat Chrysler Automobiles N.V., 3.875%, 1/05/2026		593,000	743,691
General Motors Co., 6.125%, 10/01/2025		$557,000	651,060
Hyundai Capital America, 6.375%, 4/08/2030 (n)		626,000	790,339
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		1,050,000	1,119,562
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)		785,000	788,925
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		885,000	930,135

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Automotive – continued
Volkswagen International Finance N.V., 1.625%, 2/10/2024	GBP	200,000	$263,884
Volkswagen International Finance N.V., 3.5% to 6/17/2025, FLR (EUR Swap Rate - 5yr. + 3.746%) to 6/17/2030, FLR (EUR Swap Rate - 5yr. + 3.996%) to 6/17/2045, FLR (EUR Swap Rate - 5yr. + 4.746%) to 6/17/2165	EUR	400,000	464,370
			$11,227,714
Broadcasting – 2.6%
Discovery, Inc., 4.125%, 5/15/2029		$219,000	$252,780
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)		400,000	421,000
iHeartCommunications, Inc., 8.375%, 5/01/2027		515,000	514,191
iHeartCommunications, Inc., 5.25%, 8/15/2027 (n)		190,000	191,900
MMS USA Financing, Inc., 1.75%, 6/13/2031	EUR	1,000,000	1,196,447
Netflix, Inc., 5.875%, 2/15/2025		$1,340,000	1,541,000
Netflix, Inc., 3.625%, 6/15/2025 (n)		555,000	588,300
Netflix, Inc., 4.375%, 11/15/2026		405,000	449,704
Netflix, Inc., 5.875%, 11/15/2028		470,000	580,450
Netflix, Inc., 5.375%, 11/15/2029 (n)		200,000	242,250
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)		1,015,000	1,086,355
Prosus N.V., 1.539%, 8/03/2028	EUR	150,000	177,938
Prosus N.V., 3.68%, 1/21/2030 (n)		$251,000	268,916
RELX Finance B.V., 0.5%, 3/10/2028	EUR	100,000	117,513
Terrier Media Buyer, Inc., 8.875%, 12/15/2027 (n)		$290,000	297,250
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		1,502,000	1,607,140
WPP Finance, 3.75%, 9/19/2024		352,000	386,228
			$9,919,362
Brokerage & Asset Managers – 1.4%
Charles Schwab Corp., 5.375%, 4/30/2070		$598,000	$654,810
Deutsche Boerse AG, 1.25% to 6/17/2027, FLR (EUR Swap Rate - 5yr. + 1.681%) to 6/16/2047	EUR	100,000	117,736
E*TRADE Financial Corp., 2.95%, 8/24/2022		$245,000	256,943
Euroclear Bank S.A., 0.125%, 7/07/2025	EUR	158,000	187,650
Euroclear Investments S.A., 2.625%, 4/11/2048		400,000	504,869
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		$450,000	518,256
Low Income Investment Fund, 3.386%, 7/01/2026		185,000	193,355
Low Income Investment Fund, 3.711%, 7/01/2029		490,000	516,429
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		1,340,000	1,380,200
NASDAQ, Inc., 3.25%, 4/28/2050		340,000	390,404
Raymond James Financial, 4.65%, 4/01/2030		658,000	813,386
			$5,534,038
Building – 4.2%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		$845,000	$893,587
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		1,090,000	1,133,600
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		1,151,000	1,126,679
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027 (n)		238,000	253,734
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (n)(p)		330,000	333,300
Core & Main LP, 6.125%, 8/15/2025 (n)		837,000	862,177
Cornerstone Building Brands, Inc., 8%, 4/15/2026 (n)		570,000	587,813
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		451,000	521,893
HD Supply, Inc., 5.375%, 10/15/2026 (n)		880,000	922,187
Holcim Finance (Luxembourg) S.A., 2.375%, 4/09/2025	EUR	489,000	624,692
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		$560,000	575,400
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		600,000	639,000
Masco Corp., 4.45%, 4/01/2025		170,000	196,989
Masco Corp., 4.375%, 4/01/2026		791,000	917,941
Mohawk Capital Finance S.A., 1.75%, 6/12/2027	EUR	100,000	105,222
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		$691,000	711,730
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		406,000	425,285
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		710,000	755,610
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		734,000	689,960

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
SRS Distribution, Inc., 8.25%, 7/01/2026 (n)		$485,000	$504,400
Standard Industries, Inc., 6%, 10/15/2025 (n)		655,000	682,156
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		645,000	696,600
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		960,000	960,576
Summit Materials LLC/Summit Materials Finance Co., 5.25%, 1/15/2029 (n)		333,000	345,488
Vulcan Materials Co., 3.5%, 6/01/2030		550,000	617,547
			$16,083,566
Business Services – 2.2%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		$910,000	$932,750
CDK Global, Inc., 4.875%, 6/01/2027		1,000,000	1,068,740
CDK Global, Inc., 5.25%, 5/15/2029 (n)		295,000	323,040
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	950,000	1,072,545
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		$180,000	199,319
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)		490,000	508,987
Iron Mountain, Inc., REIT, 5.25%, 7/15/2030 (n)		342,000	358,672
MSCI, Inc., 4.75%, 8/01/2026 (n)		890,000	934,500
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)		726,000	801,165
QualityTech LP/QTS Finance Corp., 4.75%, 11/15/2025 (n)		290,000	300,150
Refinitiv U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)		325,000	358,719
Tencent Holdings Ltd., 3.8%, 2/11/2025		700,000	775,731
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		640,000	708,666
			$8,342,984
Cable TV – 6.1%
Altice Financing S.A., 7.5%, 5/15/2026 (n)		$980,000	$1,053,745
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		235,000	242,344
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		1,925,000	2,016,437
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		1,545,000	1,633,837
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		1,800,000	1,915,875
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		347,000	478,218
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		271,000	328,385
Comcast Corp., 0.25%, 5/20/2027	EUR	150,000	178,050
Comcast Corp., 3.75%, 4/01/2040		$578,000	720,431
CSC Holdings LLC, 5.5%, 5/15/2026 (n)		665,000	697,419
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		2,775,000	2,976,187
DISH DBS Corp., 5.875%, 11/15/2024		650,000	677,755
DISH DBS Corp., 7.75%, 7/01/2026		750,000	845,700
Eutelsat S.A., 2.25%, 7/13/2027	EUR	1,000,000	1,228,369
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)		$570,000	356,963
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(n)		310,000	206,150
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		595,000	642,897
SES S.A., 2%, 7/02/2028	EUR	293,000	349,149
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)		$1,335,000	1,405,755
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)		530,000	590,288
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		1,200,000	1,260,000
Telesat Holdings, Inc., 6.5%, 10/15/2027 (n)		770,000	791,406
Time Warner Cable, Inc., 4.5%, 9/15/2042		210,000	244,901
Videotron Ltd., 5.375%, 6/15/2024 (n)		165,000	179,025
Videotron Ltd., 5.125%, 4/15/2027 (n)		1,555,000	1,644,412
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		820,000	873,546
			$23,537,244
Chemicals – 1.2%
Axalta Coating Systems Ltd., 4.875%, 8/15/2024 (n)		$910,000	$932,750
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		157,000	164,458
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		805,000	762,737
Element Solutions, Inc., 5.875%, 12/01/2025 (n)		555,000	573,037
Sasol Financing (USA) LLC, 6.5%, 9/27/2028		350,000	315,875

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
SPCM S.A., 4.875%, 9/15/2025 (n)		$805,000	$828,160
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026 (n)		550,000	585,750
Symrise AG, 1.25%, 11/29/2025	EUR	385,000	464,985
			$4,627,752
Computer Software – 1.8%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$945,000	$978,075
Dell International LLC/EMC Corp., 5.85%, 7/15/2025 (n)		257,000	300,559
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		863,000	973,657
Microsoft Corp., 4.1%, 2/06/2037		893,000	1,196,140
Microsoft Corp., 2.525%, 6/01/2050		529,000	580,693
Microsoft Corp., 3.95%, 8/08/2056		293,000	410,412
Microsoft Corp., 2.675%, 6/01/2060		61,000	67,384
PTC, Inc., 3.625%, 2/15/2025 (n)		750,000	777,577
PTC, Inc., 4%, 2/15/2028 (n)		200,000	210,070
VeriSign, Inc., 5.25%, 4/01/2025		530,000	604,200
VeriSign, Inc., 4.75%, 7/15/2027		770,000	836,051
			$6,934,818
Computer Software - Systems – 1.7%
Apple, Inc., 4.5%, 2/23/2036		$1,100,000	$1,500,300
BY Crown Parent LLC, 4.25%, 1/31/2026 (n)		227,000	235,297
Capgemini SE, 2%, 4/15/2029	EUR	300,000	391,358
Capgemini SE, 1.125%, 6/23/2030		200,000	241,921
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$1,495,000	1,681,875
Fair Isaac Corp., 4%, 6/15/2028 (n)		286,000	299,156
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		720,000	729,900
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		590,000	578,937
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		950,000	1,020,062
			$6,678,806
Conglomerates – 3.9%
Amsted Industries Co., 5.625%, 7/01/2027 (n)		$1,015,000	$1,070,825
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		1,350,000	1,410,750
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		260,000	270,400
CFX Escrow Corp., 6.375%, 2/15/2026 (n)		795,000	858,600
EnerSys, 5%, 4/30/2023 (n)		870,000	891,097
EnerSys, 4.375%, 12/15/2027 (n)		460,000	464,738
Gates Global LLC, 6.25%, 1/15/2026 (n)		820,000	858,950
General Electric Co., 0.875%, 5/17/2025	EUR	275,000	314,383
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)		$455,000	436,800
Griffon Corp., 5.75%, 3/01/2028		555,000	579,975
Griffon Corp., 5.75%, 3/01/2028 (n)		235,000	245,575
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		805,000	755,493
MTS Systems Corp., 5.75%, 8/15/2027 (n)		810,000	788,495
Roper Technologies, Inc., 4.2%, 9/15/2028		343,000	415,512
Roper Technologies, Inc., 2.95%, 9/15/2029		270,000	302,906
Roper Technologies, Inc., 2%, 6/30/2030		658,000	686,286
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		830,000	888,100
Thyssenkrupp AG, 2.875%, 2/22/2024	EUR	200,000	228,522
TriMas Corp., 4.875%, 10/15/2025 (n)		$1,930,000	1,974,023
WESCO Distribution, Inc., 7.125%, 6/15/2025 (n)		298,000	327,022
WESCO Distribution, Inc., 7.25%, 6/15/2028 (n)		298,000	325,565
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024		370,000	400,629
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		364,000	415,962
			$14,910,608

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Construction – 0.9%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		$230,000	$238,625
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		700,000	710,500
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)		790,000	828,828
Taylor Morrison Communities, Inc., 5.875%, 6/15/2027 (n)		115,000	127,075
Toll Brothers Finance Corp., 4.875%, 11/15/2025		570,000	627,000
Toll Brothers Finance Corp., 4.35%, 2/15/2028		1,050,000	1,136,625
			$3,668,653
Consumer Products – 1.4%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/2025 (n)		$470,000	$502,900
Coty, Inc., 6.5%, 4/15/2026 (n)		715,000	557,793
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)		780,000	830,700
LVMH Moet Hennessy Louis Vuitton SE, 0.375%, 2/11/2031	EUR	200,000	236,096
Mattel, Inc., 6.75%, 12/31/2025 (n)		$730,000	781,881
Mattel, Inc., 5.875%, 12/15/2027 (n)		342,000	371,135
Prestige Brands, Inc., 5.125%, 1/15/2028 (n)		355,000	372,498
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		500,000	541,341
Reckitt Benckiser Treasury Services PLC, 0.375%, 5/19/2026	EUR	311,000	370,889
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		$396,000	441,493
Reckitt Benckiser Treasury Services PLC, 1.75%, 5/19/2032	GBP	212,000	292,392
Whirlpool Corp., 4.75%, 2/26/2029		$135,000	167,013
			$5,466,131
Consumer Services – 2.2%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)		$228,000	$243,960
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		615,000	683,585
Booking Holdings, Inc., 3.55%, 3/15/2028		238,000	267,072
Frontdoor, Inc., 6.75%, 8/15/2026 (n)		675,000	728,156
Garda World Security Corp., 4.625%, 2/15/2027 (n)		280,000	287,678
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		361,000	393,490
IHS Markit Ltd., 4.25%, 5/01/2029		630,000	747,262
Match Group, Inc., 5%, 12/15/2027 (n)		655,000	687,750
Match Group, Inc., 4.625%, 6/01/2028 (n)		610,000	644,135
Realogy Group LLC, 9.375%, 4/01/2027 (n)		825,000	843,562
Service Corp. International, 5.125%, 6/01/2029		570,000	629,850
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)		695,000	715,850
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2027 (n)		1,052,000	766,473
Visa, Inc., 4.15%, 12/14/2035		465,000	616,341
Visa, Inc., 3.65%, 9/15/2047		273,000	360,731
			$8,615,895
Containers – 2.7%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)		$685,000	$700,413
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)		940,000	983,964
Berry Global Group, Inc., 4.875%, 7/15/2026 (n)		520,000	549,250
Berry Global Group, Inc., 5.625%, 7/15/2027 (n)		365,000	390,550
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023		927,000	978,467
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		1,080,000	1,145,210
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		470,000	490,436
DS Smith PLC, 0.875%, 9/12/2026	EUR	350,000	407,383
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)		$635,000	644,525
LABL Escrow Issuer LLC, 6.75%, 7/15/2026 (n)		290,000	313,200
Mauser Packaging Solutions, 5.5%, 4/15/2024 (n)		240,000	244,699
Reynolds Group, 5.125%, 7/15/2023 (n)		725,000	736,092
Reynolds Group, 7%, 7/15/2024 (n)		230,000	234,313
San Miguel Industrias PET S.A., 4.5%, 9/18/2022		839,000	846,467
Silgan Holdings, Inc., 4.75%, 3/15/2025		900,000	915,750
Silgan Holdings, Inc., 4.125%, 2/01/2028		358,000	366,950

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – continued
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		$600,000	$657,000
			$10,604,669
Electrical Equipment – 0.4%
CommScope Technologies LLC, 6%, 6/15/2025 (n)		$545,000	$556,826
CommScope Technologies LLC, 5%, 3/15/2027 (n)		715,000	690,576
Telefonaktiebolaget LM Ericsson, 1.875%, 3/01/2024	EUR	350,000	428,052
			$1,675,454
Electronics – 1.7%
ASML Holding N.V., 0.625%, 5/07/2029	EUR	127,000	$153,522
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$767,000	852,073
Broadcom, Inc., 4.15%, 11/15/2030 (n)		211,000	236,998
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)		289,000	305,704
Entegris, Inc., 4.625%, 2/10/2026 (n)		1,000,000	1,039,120
Entegris, Inc., 4.375%, 4/15/2028 (n)		320,000	337,107
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		710,000	773,900
Sensata Technologies B.V., 5%, 10/01/2025 (n)		785,000	847,800
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		1,405,000	1,501,510
Texas Instruments, Inc., 2.25%, 9/04/2029		312,000	340,611
			$6,388,345
Emerging Market Quasi-Sovereign – 8.3%
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029		$1,100,000	$1,271,301
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048 (n)		1,015,491	1,123,042
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		946,000	946,009
CEZ A.S. (Czech Republic), 0.875%, 12/02/2026	EUR	650,000	773,406
China Construction Bank Corp., 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		$964,000	1,039,890
China Construction Bank Corp., Hong Kong Branch, 1.25%, 8/04/2025		1,050,000	1,054,638
CNPC (HK) Overseas Capital Ltd. (People's Republic of China), 4.5%, 4/28/2021 (n)		1,242,000	1,271,882
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026 (n)		423,000	447,361
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		1,306,000	1,381,214
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		1,034,000	1,109,610
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		1,052,000	1,058,838
Export-Import Bank of India, 3.375%, 8/05/2026		1,366,000	1,442,195
Gaz Capital S.A. (Russian Federation), 4.95%, 2/06/2028 (n)		492,000	553,612
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.375%, 4/24/2030 (n)		1,002,000	1,184,825
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048 (n)		984,000	1,313,640
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		508,000	533,400
MDGH - GMTN B.V. (United Arab Emirates), 2.875%, 11/07/2029 (n)		1,091,000	1,184,750
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)		869,000	836,351
NTPC Ltd. (Republic of India), 4.25%, 2/26/2026		613,000	646,041
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044 (n)		373,000	463,303
Petrobras Global Finance B.V. (Federative Republic of Brazil), 5.75%, 2/01/2029		1,322,000	1,428,157
Petroleos del Peru S.A., 4.75%, 6/19/2032		1,067,000	1,237,720
Petroleos Mexicanos, 6.49%, 1/23/2027 (n)		904,000	863,320
Petroleos Mexicanos, 5.35%, 2/12/2028		1,000,000	877,500
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		650,000	695,562
PT Pertamina (Persero) (Republic of Indonesia), 6.5%, 11/07/2048 (n)		1,200,000	1,694,594
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		200,000	209,971
Sinopec Capital (2013) Ltd. (People's Republic of China), 3.125%, 4/24/2023 (n)		666,000	699,315
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,367,000	1,608,412
State Grid Overseas Investment (2014) Ltd. (People's Republic of China), 4.125%, 5/07/2024 (n)		1,563,000	1,738,905
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,152,000	1,382,953
			$32,071,717

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – 8.3%
Arab Republic of Egypt, 6.588%, 2/21/2028		$1,087,000	$1,072,054
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	1,011,000	1,102,078
Arab Republic of Egypt, 7.903%, 2/21/2048		$1,120,000	1,029,627
Dominican Republic, 5.95%, 1/25/2027		997,000	1,057,817
Dominican Republic, 5.875%, 1/30/2060 (n)		1,170,000	1,117,350
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		1,415,000	1,453,403
Government of Ukraine, 7.75%, 9/01/2023		1,061,000	1,100,681
Government of Ukraine, 7.253%, 3/15/2033 (n)		492,000	479,088
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		824,000	722,648
Kingdom of Saudi Arabia, 4.375%, 4/16/2029 (n)		942,000	1,119,802
Republic of Angola, 9.5%, 11/12/2025		400,000	363,964
Republic of Angola, 8.25%, 5/09/2028		491,000	414,895
Republic of Argentina, 6.875%, 1/26/2027 (a)		1,669,000	705,153
Republic of Colombia, 3%, 1/30/2030		829,000	853,456
Republic of Colombia, 5%, 6/15/2045		1,050,000	1,294,125
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	750,000	815,260
Republic of Ghana, 8.125%, 3/26/2032 (n)		$593,000	553,981
Republic of Guatemala, 6.125%, 6/01/2050 (n)		792,000	964,656
Republic of Hungary, 7.625%, 3/29/2041		488,000	851,703
Republic of Indonesia, 4.125%, 1/15/2025 (n)		339,000	377,304
Republic of Kenya, 8%, 5/22/2032 (n)		1,046,000	1,031,289
Republic of Paraguay, 5.6%, 3/13/2048		1,049,000	1,350,587
Republic of Peru, 2.392%, 1/23/2026		91,000	96,733
Republic of Romania, 2%, 12/08/2026 (n)	EUR	1,011,000	1,219,850
Republic of Romania, 2.124%, 7/16/2031 (n)		1,200,000	1,379,050
Republic of South Africa, 4.875%, 4/14/2026		$432,000	435,620
Republic of Sri Lanka, 6.125%, 6/03/2025		668,000	507,696
Republic of Turkey, 4.25%, 3/13/2025		702,000	631,870
Republic of Turkey, 7.625%, 4/26/2029		856,000	867,342
Russian Federation, 4.75%, 5/27/2026		1,000,000	1,154,050
Russian Federation, 4.25%, 6/23/2027		1,000,000	1,126,980
Russian Federation, 4.375%, 3/21/2029		400,000	458,500
State of Qatar, 4%, 3/14/2029 (n)		533,000	631,392
State of Qatar, 4.817%, 3/14/2049 (n)		1,404,000	2,004,339
State of Qatar, 4.4%, 4/16/2050		203,000	275,573
United Mexican States, 4.5%, 4/22/2029		1,300,000	1,458,600
			$32,078,516
Energy - Independent – 1.6%
Afren PLC, 11.5%, 2/01/2016 (a)(d)		$326,905	$268
Afren PLC, 10.25%, 4/08/2019 (a)(d)		213,708	1,864
Apache Corp., 4.375%, 10/15/2028		920,000	918,850
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)		830,000	813,400
Jagged Peak Energy LLC, 5.875%, 5/01/2026		450,000	459,000
Laredo Petroleum, Inc., 10.125%, 1/15/2028		145,000	102,950
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)		580,000	558,975
Matador Resources Co., 5.875%, 9/15/2026		355,000	269,800
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		498,000	453,634
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)		460,000	481,850
PDC Energy, Inc., 5.75%, 5/15/2026		145,000	145,320
Southwestern Energy Co., 6.45%, 1/23/2025		310,800	287,074
Southwestern Energy Co., 7.5%, 4/01/2026		181,000	169,823
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		422,000	450,970
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,025,000	1,095,366
			$6,209,144

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.8%
Eni S.p.A., 4%, 9/12/2023 (n)		$329,000	$355,890
Eni S.p.A., 1.25%, 5/18/2026	EUR	248,000	307,081
Eni S.p.A., 4.25%, 5/09/2029 (n)		$379,000	423,782
Galp Energia SGPS S.A., 2%, 1/15/2026	EUR	300,000	356,834
OMV AG, 0.75%, 6/16/2030		223,000	264,842
Repsol International Finance B.V., 3.75% to 6/11/2026, FLR (EUR Swap Rate - 5yr. + 4%) to 6/11/2031, FLR (EUR Swap Rate - 5yr. + 4.25%) to 6/11/2046, FLR (EUR Swap Rate - 5yr. + 5.25%) to 6/11/2056		287,000	338,528
Shell International Finance B.V., 3.75%, 9/12/2046		$735,000	894,689
			$2,941,646
Entertainment – 1.0%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027		$230,000	$221,950
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)		1,205,000	1,144,991
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)		300,000	198,000
NCL Corp. Ltd., 10.25%, 2/01/2026 (n)		343,000	338,712
Royal Caribbean Cruises Ltd., 10.875%, 6/01/2023 (n)		230,000	242,445
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028		755,000	528,500
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		760,000	721,772
Six Flags Entertainment Corp., 7%, 7/01/2025 (n)		460,000	493,723
			$3,890,093
Financial Institutions – 3.3%
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		$1,230,000	$1,118,278
AnaCap Financial Europe S.A. SICAV-RAIF, 5%, 8/01/2024	EUR	650,000	620,191
Avation Capital S.A., 6.5%, 5/15/2021 (n)		$400,000	295,000
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023		1,125,000	1,070,316
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)		640,000	597,339
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)		454,000	413,187
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		363,000	321,150
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)		805,000	819,490
EXOR N.V., 2.25%, 4/29/2030	EUR	625,000	758,074
GE Capital International Funding Co., 3.373%, 11/15/2025		$1,086,000	1,147,375
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)		1,657,000	1,031,482
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (n)		775,000	805,837
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		460,000	469,200
Navient Corp., 5.5%, 1/25/2023		480,000	492,000
Navient Corp., 5%, 3/15/2027		460,000	440,450
OneMain Financial Corp., 6.875%, 3/15/2025		510,000	569,925
OneMain Financial Corp., 7.125%, 3/15/2026		395,000	463,070
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		870,000	826,577
Springleaf Finance Corp., 8.875%, 6/01/2025		359,000	404,773
Springleaf Finance Corp., 5.375%, 11/15/2029		185,000	195,194
			$12,858,908
Food & Beverages – 3.1%
Anheuser-Busch InBev S.A., 1.65%, 3/28/2031	EUR	330,000	$419,005
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$209,000	251,399
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		331,000	465,262
Aramark Services, Inc., 6.375%, 5/01/2025 (n)		345,000	363,975
Bacardi Ltd., 5.15%, 5/15/2038 (n)		425,000	526,916
Constellation Brands, Inc., 4.25%, 5/01/2023		894,000	983,542
Constellation Brands, Inc., 4.75%, 12/01/2025		313,000	369,982
Constellation Brands, Inc., 3.15%, 8/01/2029		638,000	706,289
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		780,000	810,225
Diageo Finance PLC, 1.875%, 3/27/2027	EUR	250,000	328,425
Heineken N.V., 1.25%, 5/07/2033		538,000	654,466
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		$1,260,000	1,408,050
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)		208,000	211,900
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)		455,000	501,638

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)		$1,215,000	$1,272,712
Lamb Weston Holdings, Inc., 4.875%, 5/15/2028 (n)		121,000	135,974
Performance Food Group Co., 5.5%, 10/15/2027 (n)		675,000	696,937
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)		565,000	597,487
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		590,000	644,752
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)		320,000	319,402
U.S. Foods Holding Corp., 6.25%, 4/15/2025 (n)		305,000	327,113
			$11,995,451
Forest & Paper Products – 0.3%
Mondi Finance Europe GmbH, 2.375%, 4/01/2028	EUR	300,000	$389,507
Suzano Austria GmbH, 6%, 1/15/2029		$860,000	956,750
			$1,346,257
Gaming & Lodging – 3.0%
Boyd Gaming Corp., 4.75%, 12/01/2027 (n)		$340,000	$326,825
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/2025 (n)		565,000	509,415
CCM Merger, Inc., 6%, 3/15/2022 (n)		790,000	774,200
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)		292,000	303,680
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)		610,000	621,438
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026		660,000	683,100
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025		1,075,000	1,092,469
Marriott International, Inc., 5.75%, 5/01/2025		239,000	265,487
Marriott International, Inc., 4.625%, 6/15/2030		200,000	214,354
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)		675,000	709,587
MGM Growth Properties LLC, 5.75%, 2/01/2027		80,000	86,600
MGM Resorts International, 6.75%, 5/01/2025		340,000	353,600
Scientific Games Corp., 8.25%, 3/15/2026 (n)		245,000	245,390
Scientific Games International, Inc., 7%, 5/15/2028 (n)		245,000	225,400
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)		585,000	602,550
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)		860,000	866,450
VICI Properties, Inc., 4.125%, 8/15/2030 (n)		743,000	751,916
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)		1,225,000	1,249,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)		915,000	860,100
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)		335,000	298,334
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)		395,000	395,988
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		320,000	306,400
			$11,742,783
Industrial – 0.6%
CPI Property Group S.A., 2.75%, 5/12/2026	EUR	280,000	$338,644
CPI Property Group S.A., 2.75%, 1/22/2028	GBP	300,000	378,775
Grainger PLC, 3%, 7/03/2030		182,000	247,030
Investor AB, 1.5%, 6/20/2039	EUR	180,000	234,247
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$966,000	1,026,542
			$2,225,238
Insurance – 0.8%
Argentum Zurich Insurance, 3.5%, 10/01/2046	EUR	375,000	$502,022
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044		350,000	445,015
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	117,000	160,062
Bupa Finance PLC, 4.125%, 6/14/2035		242,000	335,969
CNP Assurances S.A., 2% to 7/27/2030, FLR (EURIBOR - 3mo. + 3%) to 7/27/2050	EUR	300,000	350,571
Credit Agricole Assurances S.A., 2%, 7/17/2030		200,000	238,925
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 12/24/2060		300,000	349,851
Zurich Finance (Ireland) DAC, 1.875% to 9/17/2030, FLR (EURIBOR - 3mo. + 2.95%) to 9/17/2050		560,000	678,558
			$3,060,973

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 0.7%
Centene Corp., 5.375%, 6/01/2026 (n)		$700,000	$748,587
Centene Corp., 4.25%, 12/15/2027		475,000	504,687
UnitedHealth Group, Inc., 4.625%, 7/15/2035		1,009,000	1,366,418
			$2,619,692
Insurance - Property & Casualty – 1.9%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)		$395,000	$398,993
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)		685,000	727,812
AmWINS Group, Inc., 7.75%, 7/01/2026 (n)		250,000	275,313
AssuredPartners, Inc., 7%, 8/15/2025 (n)		225,000	228,375
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030 (n)		1,080,000	1,204,490
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		155,000	163,525
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		526,000	611,565
Hub International Ltd., 7%, 5/01/2026 (n)		1,130,000	1,201,190
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		315,000	345,667
Progressive Corp., 4.125%, 4/15/2047		602,000	826,510
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	300,000	405,810
Willis North America, Inc., 3.875%, 9/15/2049		$700,000	856,734
			$7,245,984
International Market Quasi-Sovereign – 0.7%
Aeroports de Paris , 1%, 1/05/2029	EUR	200,000	$236,959
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.875%, 6/23/2039		212,000	251,651
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 1.375%, 4/16/2040		117,000	151,142
Electricite de France S.A., 2%, 10/02/2030		300,000	397,465
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 7/22/2049	GBP	200,000	278,163
Islandsbanki (Republic of Iceland), 1.125%, 1/19/2024	EUR	520,000	608,332
La Banque Postale (Republic of France), 0.5% to 6/17/2025, FLR (EURIBOR - 3mo. + 0.88%) to 6/17/2026		400,000	469,046
Ontario Teachers' Finance Trust, 0.5%, 5/06/2025		380,000	458,470
			$2,851,228
International Market Sovereign – 0.1%
Government of Japan, 2.4%, 3/20/2037	JPY	24,900,000	$315,045
Republic of Iceland, 0.625%, 6/03/2026	EUR	200,000	240,152
			$555,197
Local Authorities – 0.3%
Province of Alberta, 0.5%, 4/16/2025	EUR	250,000	$303,146
Province of Alberta, 4.5%, 12/01/2040	CAD	410,000	429,572
Province of British Columbia, 2.3%, 6/18/2026		595,000	482,010
			$1,214,728
Machinery & Tools – 0.4%
Clark Equipment Co., 5.875%, 6/01/2025 (n)		$578,000	$607,622
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	821,000	775,837
			$1,383,459
Major Banks – 5.0%
Bank of America Corp., 3.5%, 4/19/2026		$1,437,000	$1,629,886
Bankinter S.A., 0.875%, 7/08/2026	EUR	400,000	465,385
Barclays PLC, 7.875%, 12/29/2049		$900,000	922,896
CaixaBank S.A., 2.75% to 7/14/2023, FLR (EUR Swap Rate - 5yr. + 2.35%) to 7/14/2028	EUR	600,000	724,195
Credit Agricole S.A., 1% to 4/22/2025, FLR (EURIBOR - 3mo. + 1.25%) to 4/22/2026		300,000	361,305
Credit Agricole S.A., 1.625% to 6/05/2025, FLR (EUR Swap Rate - 5yr. + 1.9%) to 6/05/2030		300,000	359,921
Credit Suisse Group AG, 1.25%, 7/17/2025		375,000	452,775
Credit Suisse Group AG, 2.25% to 6/09/2027, FLR (GBP Government Yield - 1yr. + 2.23%) to 6/09/2028	GBP	269,000	360,935
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)		$700,000	744,625
Erste Group Bank AG, 0.875%, 5/13/2027	EUR	300,000	366,204

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Erste Group Bank AG, 1% to 6/10/2025, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 6/10/2030	EUR	500,000	$564,788
Erste Group Bank AG, 3.375% to 4/15/2027, FLR (EUR Swap Rate - 5yr. + 3.433%) to 10/15/2068		600,000	581,432
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026		$645,000	660,223
HSBC Holdings PLC, 4.375%, 11/23/2026		399,000	450,255
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,137,000	1,263,691
JPMorgan Chase & Co., 4.26%, 2/22/2048		300,000	403,256
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		926,000	944,416
Morgan Stanley, 3.125%, 7/27/2026		982,000	1,102,705
Nationwide Building Society, 1.5%, 3/08/2026	EUR	600,000	741,374
NatWest Markets PLC, 2.75%, 4/02/2025		350,000	447,220
Royal Bank of Canada, 2.55%, 7/16/2024		$1,761,000	1,887,838
Royal Bank of Scotland Group PLC, 3.622% to 8/14/2025, FLR (GBP Government Yield - 5yr. + 3.55%) to 8/14/2030	GBP	152,000	209,087
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		$1,027,000	1,163,801
Svenska Handelsbanken AB, 0.5%, 2/18/2030	EUR	500,000	587,541
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049		$785,000	843,881
UniCredit S.p.A., 1.25% to 6/16/2025, FLR (EURIBOR - 3mo. + 1.6%) to 6/16/2026	EUR	400,000	473,090
UniCredit S.p.A., 2.2% to 7/22/2026, FLR (EURIBOR - 3mo. + 2.55%) to 7/22/2027		610,000	722,355
			$19,435,080
Medical & Health Technology & Services – 5.4%
Alcon, Inc., 3.8%, 9/23/2049 (n)		$200,000	$243,623
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		867,000	915,986
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)		420,000	447,300
Change Healthcare Holdings, Inc./Change Healthcare Finance, Inc., 5.75%, 3/01/2025 (n)		235,000	240,288
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)		1,070,000	1,081,021
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		120,000	120,600
Cigna Corp., 4.125%, 11/15/2025		522,000	604,858
DaVita, Inc., 5%, 5/01/2025		830,000	852,825
DaVita, Inc., 4.625%, 6/01/2030 (n)		466,000	496,290
Encompass Health Corp., 5.75%, 9/15/2025		445,000	460,557
HCA, Inc., 5.375%, 2/01/2025		1,810,000	2,040,775
HCA, Inc., 5.875%, 2/15/2026		1,110,000	1,299,033
HCA, Inc., 5.25%, 6/15/2026		471,000	553,373
HCA, Inc., 5.625%, 9/01/2028		160,000	190,800
HCA, Inc., 3.5%, 9/01/2030		845,000	888,107
HCA, Inc., 5.125%, 6/15/2039		287,000	364,664
HealthSouth Corp., 5.125%, 3/15/2023		820,000	824,272
HealthSouth Corp., 5.75%, 11/01/2024		143,000	144,430
Heartland Dental LLC, 8.5%, 5/01/2026 (n)		460,000	424,350
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)		835,000	880,908
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)		1,365,000	1,456,711
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		614,000	814,369
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)		240,000	245,258
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		406,000	458,644
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)		660,000	677,325
ProMedica Toledo Hospital, ”B“, 6.015%, 11/15/2048		400,000	560,141
Radiology Partners, Inc., 9.25%, 2/01/2028 (n)		425,000	426,063
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		920,000	1,021,384
Team Health Holdings, Inc., 6.375%, 2/01/2025 (n)		200,000	116,000
Tenet Healthcare Corp., 4.875%, 1/01/2026 (n)		875,000	915,215
Tenet Healthcare Corp., 5.125%, 11/01/2027 (n)		525,000	557,156
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)		485,000	492,275
			$20,814,601
Medical Equipment – 1.0%
Abbott Ireland Financing DAC, 1.5%, 9/27/2026	EUR	350,000	$444,513
Boston Scientific Corp., 0.625%, 12/01/2027		200,000	233,494
DH Europe Finance II S.à r.l., 0.45%, 3/18/2028		100,000	117,176
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)		$910,000	958,530

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical Equipment – continued
Hologic, Inc., 4.375%, 10/15/2025 (n)	$285,000	$292,125
Teleflex, Inc., 4.875%, 6/01/2026	420,000	441,000
Teleflex, Inc., 4.625%, 11/15/2027	1,115,000	1,205,616
		$3,692,454
Metals & Mining – 2.9%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	$371,000	$465,015
Arconic Corp., 6%, 5/15/2025 (n)	405,000	436,639
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	550,000	570,829
Cleveland-Cliffs, Inc., 6.75%, 3/15/2026 (n)	515,000	517,575
Cleveland-Cliffs, Inc., 5.875%, 6/01/2027	480,000	412,800
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	675,000	732,375
Constellium N.V., 5.875%, 2/15/2026 (n)	275,000	283,250
Constellium SE, 5.625%, 6/15/2028 (n)	250,000	262,250
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	200,000	200,890
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	200,000	200,540
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	550,000	617,375
Freeport-McMoRan, Inc., 5%, 9/01/2027	670,000	713,409
Freeport-McMoRan, Inc., 4.375%, 8/01/2028	465,000	493,040
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	670,000	731,975
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	630,000	640,238
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	1,317,000	1,311,073
Newcrest Finance Pty Ltd., 3.25%, 5/13/2030 (n)	401,000	444,384
Novelis Corp., 5.875%, 9/30/2026 (n)	1,130,000	1,205,608
Petra Diamonds US$ Treasury PLC, 7.25%, 5/01/2022 (a)(d)(n)	263,000	96,468
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	305,000	280,600
TMS International Corp., 7.25%, 8/15/2025 (n)	790,000	655,700
		$11,272,033
Midstream – 3.7%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)	$1,248,000	$1,329,120
Cheniere Energy Partners LP, 5.25%, 10/01/2025	1,690,000	1,732,250
Cheniere Energy Partners LP, 4.5%, 10/01/2029	590,000	624,102
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)	419,000	443,013
Cosan Ltd., 5.5%, 9/20/2029 (n)	919,000	948,867
DCP Midstream Operating LP, 5.125%, 5/15/2029	365,000	367,416
EnLink Midstream Partners LP, 4.85%, 7/15/2026	175,000	135,649
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	176,000	186,676
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	170,000	187,442
EQM Midstream Partners LP, 5.5%, 7/15/2028	1,130,000	1,171,584
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	180,000	166,275
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	666,500	624,844
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	530,000	571,075
MPLX LP, 4.5%, 4/15/2038	371,000	395,795
Peru LNG, 5.375%, 3/22/2030	1,047,000	807,499
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	436,000	430,686
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	500,000	572,052
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	400,000	440,276
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030 (n)	123,000	141,890
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	690,000	694,623
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	865,000	893,692
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	430,000	485,092
Western Midstream Operating LP, 5.05%, 2/01/2030	990,000	1,002,504
		$14,352,422
Mortgage-Backed – 0.5%
Fannie Mae, TBA, 3%, 8/01/2035	$1,850,000	$1,941,561

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Municipals – 0.5%
Commonwealth of Puerto Rico, Public Improvement, ”C-7“, 6%, 7/01/2027		$50,000	$51,205
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		605,000	686,923
New Jersey Economic Development Authority State Pension Funding Rev., ”A“, 7.425%, 2/15/2029		526,000	654,707
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”C“, 5.45%, 8/15/2028		209,000	246,127
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022		285,000	292,125
			$1,931,087
Natural Gas - Distribution – 0.5%
ENGIE S.A., 0.5%, 10/24/2030	EUR	400,000	$471,637
Naturgy Finance B.V., 1.25%, 1/15/2026		500,000	619,599
NiSource, Inc., 2.95%, 9/01/2029		$826,000	921,809
			$2,013,045
Natural Gas - Pipeline – 0.2%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$542,000	$672,502
Network & Telecom – 0.3%
C&W Senior Financing DAC, 6.875%, 9/15/2027 (n)		$450,000	$480,510
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)		370,000	382,025
Verizon Communications, Inc., 0.875%, 3/19/2032	EUR	360,000	429,609
			$1,292,144
Oil Services – 0.3%
ChampionX Corp., 6.375%, 5/01/2026		$495,000	$464,062
Diamond Offshore Drill Co., 5.7%, 10/15/2039 (a)(d)		560,000	60,990
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)		425,000	170,000
Halliburton Co., 5%, 11/15/2045		420,000	448,701
			$1,143,753
Oils – 1.1%
Neste Oyj, 1.5%, 6/07/2024	EUR	500,000	$604,477
Parkland Fuel Corp., 6%, 4/01/2026 (n)		$1,185,000	1,256,337
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025		580,000	524,900
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028 (n)		415,000	332,706
Puma International Financing S.A., 5%, 1/24/2026		900,000	794,309
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		359,000	460,187
Valero Energy Corp., 2.85%, 4/15/2025		341,000	362,599
			$4,335,515
Other Banks & Diversified Financials – 2.2%
Alpha Bank, 4.25%, 2/13/2030	EUR	740,000	$706,946
Banca Monte dei Paschi di Siena S.p.A., 2.625%, 4/28/2025		625,000	723,070
Bangkok Bank (Hong Kong), 4.05%, 3/19/2024 (n)		$1,046,000	1,137,534
Deutsche Bank AG, 2.625%, 12/16/2024	GBP	500,000	664,732
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$652,000	722,210
Groupe BPCE S.A., 1.375%, 12/23/2026	GBP	300,000	400,303
ING Groep N.V., 2.125% to 5/26/2026, FLR (EUR Swap Rate - 5yr. + 2.4%) to 5/26/2031	EUR	300,000	366,630
Intesa Sanpaolo S.p.A., 2.125%, 5/26/2025		490,000	607,147
Intesa Sanpaolo S.p.A., 2.5%, 1/15/2030	GBP	350,000	454,473
JSC Kazkommertsbank, 5.5%, 12/21/2022		$910,653	906,527
KBC Group N.V., 0.375% to 6/16/2026, FLR (EURIBOR - 3mo. + 0.72%) to 6/16/2027	EUR	200,000	237,906
Macquarie Group Ltd., 1.25% to 3/5/2024, FLR (EURIBOR - 3mo. + 0.839%) to 3/05/2025		300,000	359,445
UBS AG, 5.125%, 5/15/2024		$981,000	1,068,064
			$8,354,987
Personal Computers & Peripherals – 0.1%
NCR Corp., 5.75%, 9/01/2027 (n)		$230,000	$237,475

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 1.2%
Bausch Health Companies, Inc., 5.5%, 3/01/2023 (n)		$275,000	$275,000
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)		2,025,000	2,090,813
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)		290,000	291,444
Bayer AG, 1.375%, 7/06/2032	EUR	300,000	356,897
Jaguar Holding Co. II / Pharmaceutical Development LLC, 5%, 6/15/2028 (n)		$179,000	190,581
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)		405,000	430,770
Takeda Pharmaceutical Co. Ltd., 1.375%, 7/09/2032	EUR	423,000	515,654
Upjohn Finance B.V., 1.362%, 6/23/2027		263,000	319,185
			$4,470,344
Pollution Control – 0.3%
Covanta Holding Corp., 5.875%, 3/01/2024		$595,000	$610,149
GFL Environmental, Inc., 7%, 6/01/2026 (n)		385,000	408,100
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)		246,000	275,594
			$1,293,843
Printing & Publishing – 0.4%
Cimpress N.V., 7%, 6/15/2026 (n)		$770,000	$780,010
Meredith Corp., 6.875%, 2/01/2026		645,000	560,312
Wolters Kluwer N.V., 0.75%, 7/03/2030	EUR	295,000	351,297
			$1,691,619
Railroad & Shipping – 0.4%
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034		$537,534	$656,598
Lima Metro Line 2 Finance Ltd., 4.35%, 4/05/2036 (n)		314,000	346,656
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)		590,000	629,825
			$1,633,079
Real Estate - Apartment – 0.1%
Camden Property Trust, 2.8%, 5/15/2030		$174,000	$193,423
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026		$780,000	$819,000
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027		435,000	466,538
			$1,285,538
Real Estate - Office – 0.4%
Alexandria Real Estate Equities, Inc., REIT, 1.875%, 2/01/2033		$431,000	$432,659
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		332,000	353,080
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	250,000	292,752
Merlin Properties SOCIMI S.A., REIT, 2.375%, 7/13/2027		200,000	237,046
Merlin Properties SOCIMI S.A., REIT, 1.875%, 12/04/2034		300,000	324,015
			$1,639,552
Real Estate - Other – 0.3%
Prologis International Funding II S.A., 1.625%, 6/17/2032	EUR	125,000	$156,393
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)		$599,000	558,747
SELP Finance S.à r.l., 1.5%, 12/20/2026	EUR	460,000	547,872
			$1,263,012
Real Estate - Retail – 0.8%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$710,000	$747,459
Realty Income Corp., REIT, 3.25%, 1/15/2031		613,000	687,826
Regency Centers Corp., 3.7%, 6/15/2030		901,000	997,920
VEREIT Operating Partnership LP, REIT, 3.4%, 1/15/2028		223,000	231,421
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029		485,000	491,243
			$3,155,869

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Restaurants – 0.3%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)		$895,000	$619,787
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)		395,000	414,632
			$1,034,419
Retailers – 0.6%
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)		$770,000	$747,439
EG Global Finance PLC, 6.75%, 2/07/2025 (n)		400,000	417,920
L Brands, Inc., 9.375%, 7/01/2025 (n)		80,000	89,200
L Brands, Inc., 5.25%, 2/01/2028		935,000	868,391
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025		320,000	328,400
			$2,451,350
Specialty Chemicals – 0.4%
Covestro AG, 0.875%, 2/03/2026	EUR	91,000	$109,629
Koppers, Inc., 6%, 2/15/2025 (n)		$595,000	612,850
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)		857,000	899,850
			$1,622,329
Specialty Stores – 0.5%
Penske Automotive Group Co., 5.375%, 12/01/2024		$535,000	$548,375
Penske Automotive Group Co., 5.5%, 5/15/2026		520,000	543,400
PetSmart, Inc., 7.125%, 3/15/2023 (n)		405,000	409,050
PetSmart, Inc., 8.875%, 6/01/2025 (n)		225,000	232,875
Richemont International Holding S.A., 0.75%, 5/26/2028	EUR	218,000	266,899
			$2,000,599
Supermarkets – 1.0%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024		$135,000	$140,481
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025		535,000	553,725
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)		1,000,000	1,057,500
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (n)		55,000	60,225
Auchan Holding S.A., 2.875%, 1/29/2026	EUR	300,000	359,845
Auchan Holding S.A., 3.25%, 7/23/2027		300,000	359,314
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022		$1,003,000	1,010,021
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	421,000	348,593
			$3,889,704
Supranational – 0.6%
Corporacion Andina de Fomento, 1.625%, 6/03/2025	EUR	630,000	$756,581
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	405,000	339,445
West African Development Bank, 4.7%, 10/22/2031		$463,000	469,945
West African Development Bank, 4.7%, 10/22/2031 (n)		806,000	818,090
			$2,384,061
Telecommunications - Wireless – 4.2%
Altice France S.A., 7.375%, 5/01/2026 (n)		$1,215,000	$1,295,980
Altice France S.A., 8.125%, 2/01/2027 (n)		650,000	725,595
Altice France S.A., 5.5%, 1/15/2028 (n)		200,000	210,250
Altice France S.A., 6%, 2/15/2028 (n)		485,000	484,413
American Tower Corp., REIT, 3.5%, 1/31/2023		743,000	795,774
American Tower Corp., REIT, 3.8%, 8/15/2029		602,000	705,340
Cellnex Telecom S.A., 1.875%, 6/27/2029	EUR	300,000	355,658
Crown Castle International Corp., 1.35%, 7/15/2025		$271,000	276,692
Crown Castle International Corp., 3.7%, 6/15/2026		314,000	358,758
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)		400,000	402,500
Millicom International Cellular S.A., 6.625%, 10/15/2026 (n)		683,000	744,470
Rogers Communications, Inc., 3.7%, 11/15/2049		339,000	402,260
SBA Communications Corp., 4.875%, 9/01/2024		1,000,000	1,027,500
SBA Communications Corp., 3.875%, 2/15/2027 (n)		745,000	771,075

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Sprint Capital Corp., 6.875%, 11/15/2028		$1,210,000	$1,569,007
Sprint Corp., 7.125%, 6/15/2024		290,000	338,300
Sprint Corp., 7.625%, 3/01/2026		1,980,000	2,474,960
Tele2 AB Co., 2.125%, 5/15/2028	EUR	525,000	680,098
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		$900,000	952,389
T-Mobile USA, Inc., 6.5%, 1/15/2026		590,000	621,948
T-Mobile USA, Inc., 5.375%, 4/15/2027		1,125,000	1,227,656
			$16,420,623
Telephone Services – 0.1%
Iliad S.A., 2.375%, 6/17/2026	EUR	300,000	$355,930
Tobacco – 0.3%
B.A.T. International Finance PLC, 2.25%, 6/26/2028	GBP	249,000	$328,998
B.A.T. Netherlands Finance B.V., 2.375%, 10/07/2024	EUR	343,000	433,697
Vector Group Ltd., 6.125%, 2/01/2025 (n)		$170,000	168,938
Vector Group Ltd., 10.5%, 11/01/2026 (n)		350,000	358,312
			$1,289,945
Transportation - Services – 1.1%
Abertis Infraestructuras S.A., 3.375%, 11/27/2026	GBP	500,000	$695,627
Deutsche Bank AG, 0.375%, 5/20/2026	EUR	426,000	507,401
Heathrow Funding Ltd., 1.5%, 2/11/2030		300,000	357,125
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025		$1,212,000	1,272,346
Transurban Finance Co., 1.75%, 3/29/2028	EUR	296,000	362,112
Vinci S.A., 3.75%, 4/10/2029 (n)		$821,000	972,173
			$4,166,784
U.S. Treasury Obligations – 1.2%
U.S. Treasury Bonds, 3.5%, 2/15/2039		$1,000,000	$1,451,719
U.S. Treasury Bonds, 2.25%, 8/15/2049		408,200	514,475
U.S. Treasury Bonds, 2.375%, 11/15/2049 (f)		2,030,000	2,626,947
			$4,593,141
Utilities - Electric Power – 5.1%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,601,000	$1,686,653
American Electric Power Co., Inc., 2.3%, 3/01/2030		317,000	330,951
AusNet Services Holdings Pty Ltd., 0.625%, 8/25/2030	EUR	300,000	359,950
Clearway Energy Operating LLC, 5.75%, 10/15/2025		$1,750,000	1,868,125
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		345,000	368,719
Emera U.S. Finance LP, 2.7%, 6/15/2021		142,000	144,415
Emera U.S. Finance LP, 3.55%, 6/15/2026		162,000	183,409
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		392,000	435,228
Enel S.p.A., 8.75% to 9/24/2023, FLR (Swap Rate - 5yr. + 5.88%) to 9/24/2043, FLR (Swap Rate - 5yr. + 6.63%) to 9/24/2073 (n)		500,000	580,000
Enel S.p.A., 6.625% to 9/15/2021, FLR (GBP Swap Rate - 5yr. + 4.089%) to 9/15/2026, FLR (GBP Swap Rate - 5yr. + 4.339%) to 9/15/2041, FLR (GBP Swap Rate - 5yr. + 5.089%) to 9/15/2076	GBP	230,000	314,922
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		$1,023,000	1,123,367
Evergy, Inc., 2.9%, 9/15/2029		918,000	1,015,535
FirstEnergy Corp., 2.65%, 3/01/2030		496,000	506,940
Georgia Power Co., 3.7%, 1/30/2050		446,000	535,359
Listrindo Capital B.V., 4.95%, 9/14/2026		910,000	939,575
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		594,000	595,860
National Grid PLC, 1.125%, 7/07/2028	GBP	419,000	558,122
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)		$1,315,000	1,400,475
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		780,000	848,250
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		478,000	509,070
PG&E Corp., 5%, 7/01/2028		730,000	751,134
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		779,113	835,966

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		$280,000	$282,800
TerraForm Power Operating Co., 5%, 1/31/2028 (n)		985,000	1,085,962
Transelec S.A., 4.25%, 1/14/2025 (n)		1,135,000	1,220,125
Virginia Electric & Power Co., 3.5%, 3/15/2027		839,000	966,618
Virginia Electric & Power Co., 2.875%, 7/15/2029		348,000	394,530
			$19,842,060
Utilities - Water – 0.0%
Severn Trent Utilities Finance PLC, 2%, 6/02/2040	GBP	102,000	$143,741
Total Bonds			$471,183,246
Common Stocks – 1.4%
Construction – 0.0%
ICA Tenedora, S.A. de C.V. (a)		127,848	$240,773
Energy - Independent – 0.0%
Frontera Energy Corp.		20,290	$42,597
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		520	$275,288
Special Products & Services – 1.3%
iShares iBoxx $ High Yield Corporate Bond ETF		58,000	$4,952,620
Total Common Stocks			$5,511,278
Floating Rate Loans (r) – 0.6%
Broadcasting – 0.1%
Nexstar Broadcasting, Inc., Term Loan B4, 2.921%, 9/18/2026		$146,015	$141,908
WMG Acquisition Corp., Term Loan F, 2.286%, 11/01/2023		289,000	283,076
			$424,984
Cable TV – 0.0%
CSC Holdings LLC, Term Loan B5, 2.674%, 4/15/2027		$151,240	$146,325
Chemicals – 0.1%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 2.057%, 6/01/2024		$177,745	$172,912
Element Solutions, Inc., Term Loan B1, 2.161%, 1/31/2026		150,860	146,460
			$319,372
Computer Software - Systems – 0.1%
Sabre GLBL, Inc., Term Loan B, 2.161%, 2/22/2024		$301,679	$273,612
SS&C Technologies, Inc., Term Loan B5, 1.911%, 4/16/2025		150,838	146,187
			$419,799
Conglomerates – 0.1%
Gates Global LLC, Term Loan B2, 3.75%, 4/01/2024		$310,956	$303,288
Food & Beverages – 0.0%
U.S. Foods, Inc., Term Loan B, 1.911%, 6/27/2023		$134,547	$127,231
Medical & Health Technology & Services – 0.1%
DaVita Healthcare Partners, Inc., Term Loan B, 1.911%, 8/12/2026		$150,862	$147,882
Jaguar Holding Co. II, Term Loan, 3.5%, 8/18/2022		150,809	150,093
			$297,975
Pharmaceuticals – 0.0%
Bausch Health Companies, Inc., Term Loan B, 2.925%, 11/27/2025		$138,972	$135,949

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) – continued
Printing & Publishing – 0.1%
Nielsen Finance LLC, Term Loan B4, 2.182%, 10/04/2023	$150,831	$146,400
Total Floating Rate Loans		$2,321,323
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	332	$42
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	332	3
Total Warrants				$45

Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 0.15% (v)	7,270,931	$7,271,659
Underlying/Expiration Date/Exercise Price	Put/ Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
Markit iTraxx Europe Index – August 2020 @ EUR 33	Put	Goldman Sachs International	$ 17,473,220	EUR 14,000,000	$29,373
Markit iTraxx Europe Index – October 2020 @ EUR 33	Put	Merrill Lynch International	18,970,924	15,200,000	204,931
Total Purchased Options					$234,304
Other Assets, Less Liabilities – (25.6)%	(99,071,288)
Net Assets – 100.0%	$387,450,567
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,271,659 and $479,250,196, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $231,578,404, representing 59.8% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate

Portfolio of Investments (unaudited) – continued
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
Derivative Contracts at 7/31/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	811,924	USD	567,169	Barclays Bank PLC	10/16/2020	$13,054
CAD	74,893	USD	55,044	JPMorgan Chase Bank N.A.	10/16/2020	879
DKK	11,054	USD	1,691	Merrill Lynch International	10/16/2020	60
EUR	1,132,126	USD	1,318,861	Brown Brothers Harriman	10/16/2020	16,788
EUR	891,810	USD	1,034,409	Credit Suisse Group	10/16/2020	17,722
EUR	1,646,189	USD	1,919,824	JPMorgan Chase Bank N.A.	10/16/2020	22,301
EUR	102,662	USD	118,983	Merrill Lynch International	10/16/2020	2,134
EUR	98,477	USD	112,312	UBS AG	10/16/2020	3,869
GBP	681,202	USD	871,639	Barclays Bank PLC	10/16/2020	20,397
GBP	264,060	USD	337,725	Citibank N.A.	10/16/2020	8,063
GBP	636,079	USD	799,830	JPMorgan Chase Bank N.A.	10/16/2020	33,117
GBP	512,304	USD	643,254	Merrill Lynch International	10/16/2020	27,609
GBP	441,191	USD	560,887	UBS AG	10/16/2020	16,853
HKD	19,818,000	USD	2,556,132	State Street Bank Corp.	10/16/2020	867
JPY	121,283,000	USD	1,132,888	Citibank N.A.	10/16/2020	13,891
KRW	42,694,000	USD	35,158	JPMorgan Chase Bank N.A.	9/14/2020	681
NOK	1,421,290	USD	150,845	HSBC Bank	10/16/2020	5,349
NZD	451,000	USD	294,841	JPMorgan Chase Bank N.A.	10/16/2020	4,274
SGD	54,000	USD	38,920	Citibank N.A.	10/16/2020	388
USD	52,441	CAD	70,000	JPMorgan Chase Bank N.A.	10/16/2020	172
						$208,468
Liability Derivatives
USD	1,159,949	AUD	1,660,578	Goldman Sachs International	10/16/2020	$(26,745)
USD	193,300	CHF	180,919	Citibank N.A.	10/16/2020	(4,935)
USD	36,445,123	EUR	31,965,778	Citibank N.A.	10/16/2020	(1,267,171)
USD	10,302,176	EUR	9,002,755	HSBC Bank	9/21/2020	(313,456)
USD	176,038	EUR	150,000	JPMorgan Chase Bank N.A.	10/16/2020	(927)
USD	225,013	EUR	199,176	JPMorgan Chase Bank N.A.	10/23/2020	(10,002)
USD	696,384	EUR	609,115	Merrill Lynch International	10/16/2020	(22,233)
USD	337,708	EUR	298,266	Morgan Stanley Capital Services, Inc.	10/16/2020	(14,178)
USD	393,836	GBP	304,000	Citibank N.A.	10/16/2020	(4,252)
USD	9,979,202	GBP	7,900,939	Goldman Sachs International	10/16/2020	(367,095)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	1,431,655	MXN	32,899,000	JPMorgan Chase Bank N.A.	10/16/2020	$(33,061)
						$(2,064,055)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Buxl 30 yr	Long	EUR	9	$2,383,654	September – 2020	$156,245
U.S. Treasury Bond	Long	USD	8	1,458,250	September – 2020	36,855
U.S. Treasury Note 5 yr	Long	USD	48	6,054,000	September – 2020	36,206
U.S. Treasury Ultra Bond	Long	USD	42	9,562,875	September – 2020	578,802
						$808,108
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	210	$33,454,270	September – 2020	$(299,817)
Euro-Bund 10 yr	Short	EUR	68	14,219,466	September – 2020	(274,817)
Long Gilt 10 yr	Short	GBP	9	1,632,258	September – 2020	(17,819)
U.S. Treasury Note 10 yr	Short	USD	458	64,155,781	September – 2020	(656,463)
						$(1,248,916)
At July 31, 2020, the fund had cash collateral of $1,250,000 and other liquid securities with an aggregate value of $957,604 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,952,620	$45	$275,288	$5,227,953
Mexico	—	240,773	—	240,773
Canada	42,597	—	—	42,597
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	4,593,141	—	4,593,141
Non - U.S. Sovereign Debt	—	69,940,719	—	69,940,719
Municipal Bonds	—	1,931,087	—	1,931,087
U.S. Corporate Bonds	—	260,753,335	—	260,753,335
Residential Mortgage-Backed Securities	—	1,941,561	—	1,941,561
Commercial Mortgage-Backed Securities	—	4,728,878	—	4,728,878
Asset-Backed Securities (including CDOs)	—	7,968,080	—	7,968,080
Foreign Bonds	—	119,560,749	—	119,560,749
Floating Rate Loans	—	2,321,323	—	2,321,323
Mutual Funds	7,271,659	—	—	7,271,659
Total	$12,266,876	$473,979,691	$275,288	$486,521,855
Other Financial Instruments
Futures Contracts – Assets	$808,108	$—	$—	$808,108
Futures Contracts – Liabilities	(1,248,916)	—	—	(1,248,916)
Forward Foreign Currency Exchange Contracts – Assets	—	208,468	—	208,468
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,064,055)	—	(2,064,055)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/19	$263,011
Change in unrealized appreciation or depreciation	12,277
Balance as of 7/31/20	$275,288
The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2020 is $12,277. At July 31, 2020, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$15,258,936	$117,545,162	$125,533,149	$2,004	$(1,294)	$7,271,659
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$97,747	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.